Investments in Affiliates (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Investments in Affiliates

Investments in affiliates consist of the following (in millions):

	As of December 31, 2011
	Ownership Interests	Our Investment	Debt	Assets
Asia Pacific Hospitality Venture Pte. Ltd.	25.0%	$15	$—	36% interest in the development of seven hotels in India
HHR Euro CV Fund I	32.1%	141	899	Eleven hotels in Europe
HHR Euro CV Fund II	33.4%	41	119	Two hotels in Europe

Total		$197	$1,018

	As of December 31, 2010
	Ownership Interests	Our Investment	Debt	Assets
Asia Pacific Hospitality Venture Pte. Ltd.	25.0%	$(1)	$—	None
HHR Euro CV	32.1%	135	945	Eleven hotels located in Europe
Tiburon Golf Ventures, L.P.	49.0%	14	—	36-hole golf club

Total		$148	$945

Combined Summarized Balance Sheet Information

Combined summarized balance sheet information for our affiliates follows (in millions):

	As of December 31,
	2011	2010
Property and equipment, net	$1,506	$1,376
Other assets	205	132

Total assets	$1,711	$1,508

Debt	$1,018	$945
Other liabilities	109	142
Equity	584	421

Total liabilities and equity	$1,711	$1,508

Combined Summarized Operating Results For Affiliates

Combined summarized operating results for our affiliates follows (in millions):

	Year ended December 31,
	2011	2010	2009
Total revenues	$381	$291	$360
Operating expenses
Expenses	(294)	(218)	(274)
Depreciation and amortization	(46)	(41)	(39)

Operating profit	41	32	47
Interest income	—	—	3
Interest expense	(43)	(44)	(53)

Net loss	$(2)	$(12)	$(3)